Financial Risk and Fair Value Disclosures - Assets and Liabilities Not Recorded at Fair Value on a Recurring Basis But for Which Fair Value is Disclosed (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	$ 28,184,687	$ 40,536,658
Long-term loans (current portion included)	19,279,342	36,624,907
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	28,346,985	41,947,014
Long-term loans (current portion included)	19,279,342	36,624,907
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	22,916,330	31,442,469
Long-term loans (current portion included)	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	5,430,655	10,504,545
Long-term loans (current portion included)	19,279,342	$ 36,624,907
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	0
Long-term loans (current portion included)	$ 0